UNAUDITED CRUDE OIL AND NATURAL GAS RESERVES INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
UNAUDITED CRUDE OIL AND NATURAL GAS RESERVES INFORMATION
Proved Reserves

	Proved Reserves
	December 31, 2015		December 31, 2014
	Crude Oil (Bbls)	Natural Gas (Mcf)	Crude Oil (Bbls)	Natural Gas (Mcf)
Proved Reserves:
Balance, beginning of year	159	—	—	—
Revisions of previous estimates	(122)	—	—	—
Extensions and discoveries(1)	—	—	250	—
Sales of reserves in place	—	—	—	—
Improved recovery	—	—	—	—
Purchase of reserves	—	—	—	—
Production	(37)	—	(91)	—

Balance, end of year	—	—	159	—

Proved developed reserves:
Balance, beginning of year(2)	—	—	—	—

Balance, end of year	—	—	—	—

Proved undeveloped reserves:
Balance, beginning of year(2)	—	—	—	—

Balance, end of year	—	—	—	—

(1)	Extensions and discoveries—Reflect the drilling and ultimate completion of two wells in November and December 2014.
(2)	The Company had no proved developed or proved undeveloped reserves as of December 31, 2015, 2014, or 2013.

Standardized Measure of Estimated Discounted Future Net Cash Flows

	December 31,
	2015	2014
Future cash inflows	$4,701	$13,361
Future cash outflows:
Production cost	(2,633)	(7,782)
Development cost	—	—
Future income tax	—	—

Future net cash flows	2,068	5,579
Adjustment to discount future annual net cash flows at 10%	(2,068)	(878)

Standardized measure of discounted future net cash flows	$—	$4,701

Changes in Standardized Measure of Estimated Discounted Future Net Cash Flows

	2015	2014
Standardized measure, beginning of year	$4,701	$—
Sales of crude oil and natural gas, net of production cost	(2,633)	—
Net change in sales prices, net of production cost	—	—
Discoveries, extensions and improved recoveries, net of future development cost	—	4,701
Change in future development costs	—	—
Development costs incurred during the period that reduced future development cost	—	—
Sales of reserves in place	—	—
Revisions of quantity estimates	(2,068)	—
Accretion of discount	—	—
Net change in income tax	—	—
Purchase of reserves	—	—
Changes in timing of rates of production	—	—

Standardized measure, end of year	$—	$4,701